Receivables And Related Allowances	12 Months Ended
Dec. 31, 2011
Receivables And Related Allowances [Abstract]
Receivables And Related Allowances

Note 3 - Receivables and Related Allowances

Business activity with respect to gas utility operations is conducted with customers located within the three-state region of Arizona, Nevada, and California. The table below contains information about the gas utility customer accounts receivable balance at December 31, 2011, and the percentage of customers in each of the three states.

Gas utility customer accounts receivable balance (in thousands)	$124,794

Percent of customers by state
Arizona	54%
Nevada	36%
California	10%

Although the Company seeks to minimize its credit risk related to utility operations by requiring security deposits from new customers, imposing late fees, and actively pursuing collection on overdue accounts, some accounts are ultimately not collected. Customer accounts are subject to collection procedures that vary by jurisdiction (late fee assessment, noticing requirements for disconnection of service, and procedures for actual disconnection and/or reestablishment of service). After disconnection of service, accounts are generally written off approximately one month after inactivation. Dependent upon the jurisdiction, reestablishment of service requires both payment of previously unpaid balances and additional deposit requirements. Provisions for uncollectible accounts are based on experience and recorded monthly, as needed. They are included in the ratemaking process as a cost of service. Beginning in November 2009, a regulatory mechanism was implemented in the Nevada jurisdictions associated with the gas cost-related portion of uncollectible accounts. Such amounts are deferred and collected through a surcharge in the ratemaking process. Activity in the allowance account for uncollectibles is summarized as follows (thousands of dollars):

Allowance for Uncollectibles
Balance, December 31, 2008	$3,788
Additions charged to expense	6,658
Accounts written off, less recoveries	(6,493)

Balance, December 31, 2009	3,953
Additions charged to expense	2,646
Accounts written off, less recoveries	(3,405)

Balance, December 31, 2010	3,194
Additions charged to expense	2,678
Accounts written off, less recoveries	(2,690)

Balance, December 31, 2011	$3,182